Sep. 20, 2019
Advisory Research MLP & Energy Income Fund

Advisory Research MLP & Energy Income Fund

Class A: INFRX

Class C: INFFX

Class I: INFIX

Advisory Research MLP & Energy Infrastructure Fund

Class I: MLPPX

Each a series of Investment Managers Series Trust

Supplement dated September 20, 2019, to the

Prospectus and Statement of Additional Information dated April 1, 2019, as supplemented.

Effective September 21, 2019, the names of the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund are changed to the Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund, respectively.

Please file this Supplement with your records.